Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

Note 6 – Leases

The Company leases administrative office space. Lease arrangements are accounted for under ASC 842.

●	Right-of-use assets totaled USD 70 thousand at June 30, 2025.

●	Lease liabilities totaled USD 139 thousand, of which USD 123 thousand is current and USD 16 thousand is long term.

●	Lease expense for the six months ended June 30, 2025 was USD 42 thousand.